UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5235

Nuveen California Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Value Fund, Inc. (NCA)
	May 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.7% (3.6% of Total Investments)
$ 430	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 406,294
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	1,466,540
	Bonds, Series 2007A-1, 5.750%, 6/01/47
11,010	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	7,062,254
	Bonds, Series 2007A-2, 0.000%, 6/01/37
13,440	Total Consumer Staples			8,935,088
	Education and Civic Organizations – 0.8% (0.8% of Total Investments)
140	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	135,688
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
95	5.000%, 11/01/21	11/15 at 100.00	A2	99,792
125	5.000%, 11/01/25	11/15 at 100.00	A2	128,095
1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego	6/10 at 102.00	N/R	1,500,420
	Space and Science Foundation, Series 1996, 7.500%, 12/01/26
1,860	Total Education and Civic Organizations			1,863,995
	Health Care – 12.3% (12.2 of Total Investments)
310	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	299,755
	Series 2006, 5.000%, 4/01/37
5,365	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	5,344,130
	5.250%, 11/15/46 (UB)
1,450	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	1,384,750
	of Central California, Series 2007, 5.250%, 2/01/27
560	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	545,222
	West, Series 2005A, 5.000%, 3/01/35
3,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AAA	3,090,300
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
990	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	943,648
	Series 2006, 5.000%, 3/01/41
1,460	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,470,600
	Series 2001C, 5.250%, 8/01/31
2,710	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	2,730,000
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
3,390	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	Aa3	3,272,537
	2005A, 5.000%, 11/15/43
1,525	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,722,122
	2008A, 8.250%, 12/01/38
2,940	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa2	3,166,968
	6.750%, 11/01/39
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	3,110,040
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
1,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	N/R	948,780
1,730	West Contra Costa Healthcare District, California, Certificates of Participation, Series 2004,	7/14 at 100.00	A+	1,814,234
	5.375%, 7/01/21 – AMBAC Insured
29,430	Total Health Care			29,843,086
	Housing/Multifamily – 1.6% (1.6% of Total Investments)
2,445	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds,	7/10 at 101.00	N/R	2,164,485
	Harbor City Lights, Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)
435	Riverside County, California, Subordinate Lien Mobile Home Park Revenue Bonds, Bravo Mobile	10/10 at 100.00	N/R	411,519
	Home Park Project, Series 1999B, 6.500%, 3/20/29
1,360	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile	7/10 at 100.00	N/R	1,260,122
	Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28
4,240	Total Housing/Multifamily			3,836,126
	Housing/Single Family – 2.3% (2.3% of Total Investments)
250	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A	255,653
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
4,390	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M, 4.700%, 8/01/36	2/16 at 100.00	A	3,485,133
	(Alternative Minimum Tax)
2,125	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007,	12/16 at 100.00	AA–	1,841,589
	5.000%, 12/01/42 (Alternative Minimum Tax)
6,765	Total Housing/Single Family			5,582,375
	Industrials – 0.4% (0.4% of Total Investments)
1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,006,550
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Long-Term Care – 4.6% (4.6% of Total Investments)
	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds,
	Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A–	1,854,662
2,130	5.600%, 8/15/34	8/14 at 100.00	A–	2,085,590
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds,	8/18 at 100.00	A–	3,944,080
	The Insitute on Aging, Series 2008A, 5.650%, 8/15/38
2,000	California Statewide Community Development Authority, Certificates of Participation, Internext	10/10 at 100.50	BBB	2,011,120
	Group, Series 1999, 5.375%, 4/01/17
1,385	Riverside County Public Financing Authority, California, Certificates of Participation, Air	11/10 at 100.50	BB+	1,366,399
	Force Village West, Series 1999, 5.750%, 5/15/19
11,365	Total Long-Term Care			11,261,851
	Tax Obligation/General – 5.3% (5.2% of Total Investments)
2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	2,056,080
500	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/20	2/14 at 100.00	A1	527,960
1,000	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	1,096,430
1,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	1,591,155
	5.000%, 7/01/24 – FGIC Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	A	2,170,840
	NPFG Insured
270	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	279,939
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
20,860	Yosemite Community College District, California, General Obligation Bonds,	No Opt. Call	Aa2	5,089,214
	Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (WI/DD,
	Settling 6/02/10)
28,130	Total Tax Obligation/General			12,811,618
	Tax Obligation/Limited – 28.3% (28.1% of Total Investments)
1,000	Artesia Redevelopment Agency, California, Tax Allocation Revenue Bonds, Artesia Redevelopment	6/15 at 100.00	BBB+	949,250
	Project Area, Series 2007, 5.375%, 6/01/27
	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,
	Series 2003:
3,000	5.500%, 10/01/23 – RAAI Insured	10/13 at 100.00	BBB+	2,908,830
1,000	5.625%, 10/01/33 – RAAI Insured	10/13 at 100.00	BBB+	939,420
2,400	Calexico Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Central	8/13 at 102.00	A–	2,308,344
	Business and Residential District Project, Series 2003C, 5.000%, 8/01/28 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,030,510
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	2,135,600
	2009I-1, 6.375%, 11/01/34
340	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	332,183
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,005	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	893,837
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
16,610	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	16,353,542
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
150	5.000%, 9/01/26	9/16 at 100.00	N/R	137,316
355	5.125%, 9/01/36	9/16 at 100.00	N/R	307,444
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A,	6/16 at 100.00	A	2,506,425
	5.000%, 6/01/31 – NPFG Insured
615	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	548,740
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,750	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing	9/13 at 100.00	AAA	2,784,403
	Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/28 –
	AGM Insured
2,975	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A,	9/10 at 103.00	N/R	3,073,175
	5.650%, 9/02/13
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,045	5.250%, 9/01/22 – AMBAC Insured	9/14 at 100.00	N/R	1,020,014
1,145	5.250%, 9/01/23 – AMBAC Insured	9/14 at 100.00	N/R	1,098,433
1,255	5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	N/R	1,190,870
420	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A	433,755
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
8,000	Palmdale Elementary School District, Los Angeles County, California, Special Tax Bonds,	8/10 at 100.00	AAA	8,014,640
	Community Facilities District 90-1, Series 1999, 5.800%, 8/01/29 – AGM Insured
290	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	260,829
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
5,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2004A,	10/14 at 100.00	A2	4,460,700
	5.000%, 10/01/37 – SYNCORA GTY Insured
360	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	360,706
	8/01/25 – AMBAC Insured
3,130	San Francisco Redevelopment Agency, California, Lease Revenue Bonds, Moscone Convention	7/11 at 102.00	Aa2	3,306,313
	Center, Series 2004, 5.250%, 7/01/23 – AMBAC Insured
2,750	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	2,869,818
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
625	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA–	587,531
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
380	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community	7/10 at 100.00	A2	381,273
	Correctional Facility Acquisition Project, Series 1997A, 5.950%, 1/01/11
1,000	Simi Valley, California, Certificates of Participation, Series 2004, 5.000%, 9/01/24 –	9/14 at 100.00	A+	1,023,780
	AMBAC Insured
1,500	Tehachapi Redevelopment Agency, California, Tax Allocation Bonds, Series 2007, 5.250%,	No Opt. Call	BBB	1,293,630
	12/01/37 – RAAI Insured
1,925	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	N/R	1,848,250
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
2,500	Ventura County Superintendent of Schools, California, Certificates Participation, Series 2003,	12/11 at 100.00	AA–	2,580,850
	5.000%, 12/01/27 – AMBAC Insured
1,115	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds,	9/10 at 100.00	N/R	1,074,581
	Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20
70,140	Total Tax Obligation/Limited			69,014,992
	Transportation – 4.4% (4.4% of Total Investments)
2,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,581,600
	2006F, 5.000%, 4/01/31 (UB)
5,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	5,579,695
	Bonds, Series 1999, 5.875%, 1/15/27
1,250	Fresno, California, Airport Revenue Bonds, Series 2000A, 5.500%, 7/01/30 – AGM Insured	7/10 at 101.00	AAA	1,258,875
220	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	194,715
	Bonds, Series 2006, 5.550%, 7/01/28 (Alternative Minimum Tax)
1,245	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/11 at 100.00	A1	1,231,019
	Airport, Second Series 1999, Issue 23A, 5.000%, 5/01/30 – FGIC Insured (Alternative
	Minimum Tax)
10,715	Total Transportation			10,845,904
	U.S. Guaranteed – 21.9% (21.7% of Total Investments) (4)
	Burbank Redevelopment Agency, California, Tax Allocation Bonds, Golden State Redevelopment
	Project, Series 2003:
1,700	5.625%, 12/01/28 (Pre-refunded 12/01/13) – FGIC Insured	12/13 at 100.00	N/R (4)	1,949,526
5,010	5.750%, 12/01/33 (Pre-refunded 12/01/13) – FGIC Insured	12/13 at 100.00	N/R (4)	5,766,761
2,015	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	BBB (4)	2,131,870
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded 6/01/12)
3,300	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	3,619,176
	5/01/18 (Pre-refunded 5/01/12)
2,845	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	3,278,606
2,065	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	AAA	2,801,379
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
1,850	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	2,062,251
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
685	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds,	No Opt. Call	BBB (4)	688,815
	Central Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)
5,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	5,676,700
	5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured
8,565	Palmdale, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	7,098,586
	Bonds, Series 1988A, 0.000%, 3/01/17 (ETM)
3,300	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	3,602,775
	7/01/36 (Pre-refunded 7/01/12)
20,415	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	11,453,836
	Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax) (ETM)
3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	3,090,810
	10/01/24 (Pre-refunded 10/01/10)
59,750	Total U.S. Guaranteed			53,221,091
	Utilities – 7.3% (7.2% of Total Investments)
2,445	California Statewide Community Development Authority, Certificates of Participation Refunding,	6/10 at 100.00	N/R	2,259,987
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)
1,800	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,767,438
	2007A, 5.500%, 11/15/37
21,500	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A	9,597,600
	Series 2008B, 0.000%, 9/01/23
605	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	563,806
	9/01/31 – SYNCORA GTY Insured
3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 101.00	Baa3	3,501,716
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
29,820	Total Utilities			17,690,547
	Water and Sewer – 7.9% (7.9% of Total Investments)
1,480	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/15 at 100.00	AAA	1,608,449
	Series 2005AD, 5.000%, 12/01/22 – AGM Insured
1,500	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,507,020
	8/01/36 – NPFG Insured
410	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	412,447
	5.000%, 4/01/36 – NPFG Insured
500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	529,979
	Capital Projects, Series 2003A, 5.000%, 10/01/23 – AGM Insured
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/17 at 100.00	AA	5,127,249
	2007A-2, 5.000%, 7/01/44 – AMBAC Insured
	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008:
1,850	5.500%, 1/01/33	1/18 at 100.00	A–	1,920,762
3,000	5.500%, 1/01/38	1/18 at 100.00	A–	3,087,929
1,580	San Diego County Water Authority, California, Water Revenue Refunding Certificates of	5/12 at 101.00	AA+	1,652,948
	Participation, Series 2002A, 5.000%, 5/01/26 – NPFG Insured
3,500	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	3,506,194
	Project, Series 2003, 5.625%, 7/01/43
18,820	Total Water and Sewer			19,352,977
$ 285,475	Total Investments (cost $237,917,154) – 100.8%			245,266,200
	Floating Rate Obligations – (1.8)%			(4,490,000)
	Other Assets Less Liabilities – 1.0%			2,639,670
	Net Assets – 100%			$ 243,415,870

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$245,266,200	$ —	$245,266,200

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $233,482,504.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$13,056,326
Depreciation	(5,761,411)
Net unrealized appreciation (depreciation) of investments	$ 7,294,915

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
Shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1,
2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum
Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 30, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        July 30, 2010